Non-Current Provisions - Schedule of Commitments for Compensation Payable to Employees Upon Their Retirement (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Retirement Benefits [abstract]
Beginning balance	€ (1,260)	€ (853)	€ (490)
Costs of services rendered (operating expense)	(412)	(219)	(104)
Interest expense (financial expense)	(24)	(11)	(10)
Benefit paid	141
Actuarial losses	19	(177)	(249)
Ending balance	€ (1,536)	€ (1,260)	€ (853)